Other income and expenses (Tables)	6 Months Ended
Jun. 30, 2021
Liabilities included in disposal groups classified as held for sale others
Schedule of other income and expenses
	2021	2020	2021	2020
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Pension and medical benefits - retirees	(439)	(488)	(221)	(189)
Unscheduled stoppages and pre-operating expenses	(651)	(815)	(351)	(462)
Losses with legal, administrative and arbitration proceedings	(275)	(165)	(326)	(115)
Gains/(losses) with Commodities Derivatives	(42)	(253)	(19)	(476)
Profit sharing	(58)	(11)	(30)	(5)
Voluntary Separation Plan - PDV	7	(944)	4	(903)
Equalization of expenses - Production Individualization Agreements	(52)	845	(9)	822
Variable compensation program	(195)	29	(101)	-
Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control	104	(85)	56	9
Reimbursements from E&P partnership operations	291	366	191	169
Amounts recovered from Lava Jato investigation	196	85	55	64
Fines imposed on suppliers	77	63	48	14
Reclassification of comprehensive income (loss) due to the disposal of equity-accounted investments	(33)	-	-	-
Recovery of taxes (*)	506	1,495	485	1,501
Early termination and changes to cash flow estimates of leases	226	147	157	53
Others	(55)	(27)	(48)	17
Total	(393)	242	(109)	499
(*)	It Includes the effects of the exclusion of ICMS (VAT tax) in the basis of calculation of sales taxes PIS and COFINS, as set out in note 11.